Other long-term liabilities and deferred credits	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other long-term liabilities and deferred credits
Other long-term liabilities and deferred credits
Other long-term liabilities consist of the following:

	2017	2016
Advances in aid of construction (a)	$78,636	$105,191
Environmental remediation obligation (b)	68,147	63,378
Asset retirement obligations (c)	55,406	24,822
Customer deposits (d)	35,790	14,881
Unamortized investment tax credits (e)	22,379	—
Deferred credits (f)	26,555	44,544
Other	55,779	22,790
	342,692	275,606
Less current portion	(57,586)	(43,157)
	$285,106	$232,449

(a)	Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2017, $13,626 (2016 - $23,986) was transferred from advances in aid of construction to contributions in aid of construction.

(b)	Environmental remediation obligation
A number of the Company's regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historic operations of Manufactured Gas Plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
The Company estimates the remaining undiscounted, unescalated cost of these MGP-related environmental cleanup activities will be $71,873 (2016 - $76,853) which at discount rates ranging from 2.2% to 2.5% represents the recorded accrual of $68,147 as of December 31, 2017 (2016 - $63,378). Approximately $25,186 is expected to be incurred over the next two years with the balance of cash flows to be incurred over the following 28 years.
Changes in the environmental remediation obligation are as follows:

	2017	2016
Opening Balance	$63,378	$71,529
Remediation activities	(2,026)	(1,389)
Accretion	1,447	2,464
Changes in cash flow estimates	2,135	2,088
Revision in assumptions	7,686	(9,101)
Foreign exchange rate adjustment	(4,473)	(2,213)
Closing Balance	$68,147	$63,378

By rate orders, the Regulator provided for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, as of December 31, 2017, the Company has reflected a regulatory asset of $103,761 (2016 - $104,160) for the MGP and related sites (note 7(a)).

13.	Other long-term liabilities and deferred credits (continued)

(c)	Asset retirement obligations
Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and Polychlorinated Biphenyls "PCB" contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; (iv) remove certain river water intake structures and equipment; (v) disposal of coal combustion residuals and PCB contaminants and (vi) remove asbestos upon major renovation or demolition of structures and facilities.  During the year, APUC assumed asset retirement obligations in connection with the acquisitions of Empire (note 3(a)) and Deerfield SponsorCo (note 8(b)) of $31,717 and $2,816, respectively, recorded additional asset retirement obligations for renewable generation facilities being constructed of $2,604 (2016 - $393), changes in estimates of $1,476 (2016 - $1,022), accretion expense of $2,551 (2016 - $1,055) and settlements of $5,418 (2016 - $nil).
As the cost of retirement of utility assets are expected to be recovered through rates, a corresponding regulatory asset is recorded, as well as the on-going liability accretion and asset depreciation expense (note 7(h)).

(d)	Customer deposits
Customer deposits result from the Company’s obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.

(e)	Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of Empire. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.

(f)	Deferred credits
Deferred credits include unresolved contingent consideration related to prior acquisitions which are expected to be paid and deferred tax credits (note 20).